Stock Based Compensation (Summary of Stock Options Outstanding) (Details) ($0.91 - 1.01 [Member], USD $)	12 Months Ended
Dec. 31, 2012
$0.91 - 1.01 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower limit	$ 0.91
Exercise prices, upper limit	$ 1.01
Number outstanding	475,270
Outstanding weighted average remaining contractual life	2 years 1 month 28 days
Outstanding weighted average exercise price	$ 0.91
Number exercisable	180,200
Exercisable weighted average exercise price	$ 0.91